RELATED PARTY DISCLOSURES	3 Months Ended
Dec. 31, 2025
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

17.RELATED PARTY DISCLOSURES

The Company’s related parties include its key management personnel, and any entity related to key management personnel that has transactions with the Company. Key management personnel are those persons having the authority and responsibility for planning, directing, and controlling the activities of the Company, directly or indirectly.

During the quarter ended December 31, 2025, the Company paid $59,103 (2024 - $nil) in directors fees to a director (Luis Berruga). At December 31, 2025, there is $nil (2024 - $nil) of accounts payable to this related party. On July 21, 2025, the Company announced on that this individual was appointed as chairman of the board.

During the quarter ended December 31, 2025, the Company paid $52,300 (2024 - $5,000) in directors fees to a director (Rubsun Ho). At December 31, 2025, there is $nil (2025 - $nil) of accounts payable to this related party.

During the quarter ended December 31, 2025, the Company paid $52,300 (2024 - $5,000) in directors fees to a director (Ungad Chadda). At December 31, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the quarter ended December 31, 2025, the Company paid $30,329 (2024 - $nil) in directors fees to a director (Jose Manuel Calderon). At December 31, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the quarter ended December 31, 2025, the Company paid $84,620 (2024 - $36,000) for consulting services provided by the CFO (Doug Harris). At December 31, 2025, there is $53,091 (2024 - $nil) of accounts payable to this related party.

During the quarter ended December 31, 2025, the Company paid $68,388 (2024 - $nil) for consulting services provided by the CTO (Max Kaplan). At December 31, 2025, there was $nil (2024 - $nil) of accounts payable to this related party. This individual was founder of OrangeFin Ventures, see Intangible Assets (notes 6 and 15) for information on this acquisition.

During the quarter ended December 31, 2025, the Company paid $54,953 (2024 - $18,000) for consulting services provided by the Chief Economist (Jon Matonis). At December 31, 2025, there is $nil (2024 - $nil) of accounts payable to this related party.

During the quarter ended December 31, 2025, the Company paid $92,500 (2024 - $nil) in consulting services to the Chief Operating Officer (Andrew McDonald). At December 31, 2025, there is $nil (2024 - $nil) of accounts payable to this related party (2024 - $nil).

During the quarter ended December 31, 2025, $490,375 (2024 - $343,300) was charged for legal services by a firm (Fasken Martineau DuMoulin LLP (“Fasken”)) where a lawyer at the firm is the corporate secretary of the Company. At December 31, 2025, there is $54,266 of accounts payable to this related party (2024 ‑ $203,284).

Key Management Compensation

Key management includes the related parties noted above. The compensation paid to key management is shown below:

Three months ended December 31,	2025	2024
Salaries and management consulting fees	$468,991	$209,007
Director fees	194,031	10,000
Stock-based compensation	848,718	425,292
	$1,509,517	$644,299

At December 31, 2025, included in accounts payable and accrued liabilities is $107,357 (2024 - $68,426) owed to related parties.